Land Use Rights, Net (Land use rights)	12 Months Ended
Dec. 31, 2013
Land use rights
Land use rights, net
Land Use Rights, Net

10.                            Land Use Rights, Net

Land use rights consisted of the following:

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Land use rights	60,630,886	144,713,200	23,735,538
Accumulated amortization	(4,197,999)	(5,768,949)	(946,210)
Total land use rights, net	56,432,887	138,944,251	22,789,328

As of December 31, 2012 and 2013, certain land use rights with an aggregate carrying value of RMB3,674,935 and RMB8,294,630 ($1,360,467), respectively, were pledged as collateral for borrowings from the financial institutions.

The amortization expenses for the years ended December 31, 2011, 2012 and 2013 were RMB1,150,540, RMB1,150,540 and RMB1,570,950 ($257,664), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2014	2,832,302
2015	2,832,302
2016	2,832,302
2017	2,832,302
2019	2,832,302
Thereafter	124,782,741
Total	138,944,251